SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Estimated Useful Lives Of Definite-Lived Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2014
Operating platforms and technology [Member] | Minimum [Member]
Intangible assets, net [Line Items]
Estimated average useful lives	3 years
Operating platforms and technology [Member] | Maximum [Member]
Intangible assets, net [Line Items]
Estimated average useful lives	8 years
Non-compete agreement [Member] | Average [Member]
Intangible assets, net [Line Items]
Estimated average useful lives	4 years
Game license [Member] | Minimum [Member]
Intangible assets, net [Line Items]
Estimated average useful lives	6 months
Game license [Member] | Maximum [Member]
Intangible assets, net [Line Items]
Estimated average useful lives	5 years
Login user [Member] | Minimum [Member]
Intangible assets, net [Line Items]
Estimated average useful lives	6 months
Login user [Member] | Maximum [Member]
Intangible assets, net [Line Items]
Estimated average useful lives	1 year
Technology, user generated content and relationship with broadcasters [Member] | Average [Member]
Intangible assets, net [Line Items]
Estimated average useful lives	6 years
Customer relationship [Member] | Average [Member]
Intangible assets, net [Line Items]
Estimated average useful lives	4 years
Registered user list [Member] | Average [Member]
Intangible assets, net [Line Items]
Estimated average useful lives	3 years
Video content copyright and web game cooperation agreement [Member] | Average [Member]
Intangible assets, net [Line Items]
Estimated average useful lives	2 years